Contract Liabilities	6 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

10. CONTRACT LIABILITIES

The movement of contract liabilities consist of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Balance at beginning of the year/period	315,411	106,042
Additions	1,139,570	795,452
Recognized as revenues during the year/period	(1,348,084)	(669,928)
Exchange realignment	(855)	(1,130)
Balance at end of year/period	106,042	230,436